Thrivent Large Cap Growth Portfolio Investment Strategy - Thrivent Large Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large companies. The Adviser focuses mainly on the equity securities of large domestic and international companies which have market capitalizations equivalent to those included in widely known indices such as the Russell 1000® Index, S&P 500® Index, or the large company market capitalization classifications published by Morningstar or Lipper, Inc. The Portfolio defines large-cap companies as those with market capitalizations at the time of purchase at or above the market capitalization of the smallest company represented in either the Russell 1000 Index (approximately $1.1 billion as of February 28, 2026) or the S&P 500 Index (approximately $6.7 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. The Portfolio seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Many such companies are in the technology sector and the Portfolio may at times have a higher concentration in this industry. As a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may focus its investments on the securities of a relatively few number of issuers. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.